BUSINESS AND RECAPITALIZATION (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011
Common Stock, Conversion Basis	Pursuant to the Share Exchange, each share of Tonix Sub's common stock was exchanged for 0.045 shares of Tamandare's common stock and each share of Tonix Sub's Series A and B preferred stock was exchanged for 0.24 shares of Tamandare's common stock.	Pursuant to the Share Exchange, each share of Tonix Pharmaceuticals Inc.'s common stock was exchanged for 0.045 shares of Tamandare's common stock and each share of Tonix Pharmaceuticals, Inc.'s Series A and B preferred stock was exchanged for 0.24 shares of Tamandare's common stock.
Sale Of Stock Number Of Shares Outstanding In Transaction (in shares)	1,133,334	1,133,334
Common Stock Shares Outstanding Retained (in shares)	200,000	200,000
Sale of Stock, Number of Shares Issued in Transaction (in shares)	1,133,334	1,133,334
Sale of Stock, Percentage of Ownership after Transaction	85.00%	85.00%
Common Stock [Member] | Business Acquisition [Member]
Conversion of Stock, Type of Stock Converted	0.045	0.045
Sale Of Stock Number Of Shares Outstanding In Transaction (in shares)	1,333,334	1,333,334
Sale of Stock, Number of Shares Issued in Transaction (in shares)	1,333,334	1,333,334
Preferred Stock Series A and Series B [Member] | Business Acquisition [Member]
Conversion of Stock, Type of Stock Converted	0.24	0.24